HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	APPAREL & TEXTILE PRODUCTS - 4.9%
19,100	Kontoor Brands, Inc.	$ 1,591,794
32,500	Steven Madden Ltd.	1,368,250
		2,960,044
	AUTOMOTIVE - 5.0%
30,200	Cooper-Standard Holdings, Inc.(a)	816,910
61,000	Garrett Motion, Inc.	2,210,030
		3,026,940
	BANKING - 14.2%
99,040	Banc of California, Inc.	2,023,387
29,740	Bank OZK	1,549,157
61,125	Bridgewater Bancshares, Inc.(a)	1,286,070
17,850	Texas Capital Bancshares, Inc.	1,843,191
23,360	Triumph Financial, Inc.(a)	1,782,602
		8,484,407
	BIOTECH & PHARMA - 1.8%
13,700	Halozyme Therapeutics, Inc.(a)	1,072,299

	COMMERCIAL SUPPORT SERVICES - 3.1%
63,300	GEO Group, Inc. (The)(a)	1,870,515

	CONSTRUCTION MATERIALS - 3.3%
8,850	Eagle Materials, Inc.	1,991,250

	CONTAINERS & PACKAGING - 2.1%
35,200	Myers Industries, Inc.	1,242,912

	ELECTRICAL EQUIPMENT - 3.5%
7,280	Powell Industries, Inc.	2,084,701

	ENGINEERING & CONSTRUCTION - 4.5%
7,900	Arcosa, Inc.	1,147,791
15,800	Primoris Services Corporation	1,566,096
		2,713,887

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOTEL REIT - 2.7%
12,500	Ryman Hospitality Properties, Inc.	$ 1,606,875

	INDUSTRIAL INTERMEDIATE PRODUCTS – 2.7%
4,550	AZZ, Inc.	705,478
105,300	Hillman Solutions Corporation(a)	888,732
		1,594,210
	INDUSTRIAL SUPPORT SERVICES - 1.2%
4,950	Herc Holdings, Inc.	709,533

	INSURANCE - 3.4%
6,310	Hanover Insurance Group, Inc. (The)	1,351,097
13,405	Horace Mann Educators Corporation	692,368
		2,043,465
	LEISURE FACILITIES & SERVICES - 1.8%
33,500	Cinemark Holdings, Inc.	1,062,955

	MACHINERY - 1.6%
8,200	AGCO Corporation	981,540

	METALS & MINING - 1.5%
184,400	Vox Royalty Corporation	872,212

	OIL & GAS PRODUCERS - 4.3%
7,665	Gulfport Energy Corporation(a)	1,300,750
25,100	Matador Resources Company	1,249,478
		2,550,228
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
27,100	Liberty Energy, Inc., Class A	709,749

	RETAIL - CONSUMER STAPLES - 2.2%
6,700	PriceSmart, Inc.	1,308,778

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 10.5%
53,100	Academy Sports & Outdoors, Inc.	$ 2,502,603
19,700	Citi Trends, Inc.(a)	1,139,448
49,400	Haverty Furniture Companies, Inc.	1,261,182
15,550	Patrick Industries, Inc.	1,396,079
		6,299,312
	SEMICONDUCTORS - 5.1%
13,100	MaxLinear, Inc., Class A(a)	1,677,193
5,350	Tower Semiconductor Ltd.(a)	1,394,424
		3,071,617
	SOFTWARE - 1.0%
32,600	Alkami Technology, Inc.(a)	590,712

	SPECIALTY FINANCE - 1.7%
5,750	GATX Corporation	1,018,842

	STEEL - 4.2%
118,370	Cleveland-Cliffs, Inc.(a)	1,111,494
22,850	Commercial Metals Company	1,433,838
		2,545,332
	TECHNOLOGY HARDWARE - 5.9%
26,100	Aviat Networks, Inc.(a)	579,420
12,400	Avnet, Inc.	1,101,368
20,600	Knowles Corporation(a)	854,488
23,400	NCR Atleos Corporation(a)	1,015,794
		3,551,070
	TRANSPORTATION & LOGISTICS - 4.8%
4,200	Kirby Corporation(a)	571,074
62,000	Navigator Holdings Ltd.	1,155,060
2,800	Saia, Inc.(a)	1,179,248
		2,905,382

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026
Shares		Fair Value
COMMON STOCKS — 99.1% (Continued)
TRANSPORTATION EQUIPMENT - 0.9%
6,500	Blue Bird Corporation(a)	$ 513,240

	TOTAL COMMON STOCKS (Cost $43,618,471)	59,382,007

SHORT-TERM INVESTMENT — 0.7%
MONEY MARKET FUND - 0.7%
426,444	First American Treasury Obligations Fund, Class X, 3.58% (Cost $426,444)(b)	$ 426,444

	TOTAL INVESTMENTS - 99.8% (Cost $44,044,915)	$ 59,808,451
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	111,240
	NET ASSETS - 100.0%	$ 59,919,691

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.